June 16, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Explorer Fund (the “Trust”)
File No. 2-27203

Ladies & Gentlemen:

Enclosed is the 103rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this
Amendment are 1) to disclose the addition of a new advisor, Arrowpoint Asset Management, LLC, to the investment advisory team for Vanguard Explorer Fund, a series of the Trust; and 2) to effect a number of non-material changes.
Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of August 15, 2014, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b)
filing will designate as its effective date the same date that we have requested that this 485(a) filing be declared effective.
Please contact me at (610) 669-1605 with any questions or comments that you have concerning the enclosed Amendment.
Sincerely,

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Amy Miller, Esq.
U.S. Securities and Exchange Commission